Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	$ 209,858	$ 223,329
Amounts due from banks	19,649	18,903
Receivables from securities financing transactions measured at amortized cost	83,656	118,301
Cash collateral receivables on derivative instruments	41,552	43,959
Loans and advances to customers	653,846	579,967
Other financial assets measured at amortized cost	71,897	58,835
Total financial assets measured at amortized cost	1,080,458	1,043,293
Financial assets at fair value held for trading	174,699	159,065
of which: assets pledged as collateral that may be sold or repledged by counterparties	44,627	38,532
Derivative financial instruments	147,778	185,551
Brokerage receivables	35,579	25,858
Financial assets at fair value not held for trading	107,575	95,472
Total financial assets measured at fair value through profit or loss	465,631	465,947
Financial assets measured at fair value through other comprehensive income	13,868	2,195
Investments in associates	2,332	2,306
Property, equipment and software	16,057	15,498
Goodwill and intangible assets	6,948	6,887
Deferred tax assets	11,525	11,134
Other non-financial assets	20,609	17,766
Total assets	1,617,427	1,565,028
Liabilities
Amounts due to banks	24,434	23,347
Payables from securities financing transactions measured at amortized cost	16,225	14,833
Cash collateral payables on derivative instruments	34,222	35,490
Customer deposits	788,367	745,777
Debt issued measured at amortized cost	214,706	214,219
Other financial liabilities measured at amortized cost	15,862	21,033
Total financial liabilities measured at amortized cost	1,093,816	1,054,698
Financial liabilities at fair value held for trading	53,700	35,247
Derivative financial instruments	156,243	180,636
Brokerage payables designated at fair value	62,202	49,023
Debt issued designated at fair value	113,794	107,909
Other financial liabilities designated at fair value	28,184	28,699
Total financial liabilities measured at fair value through profit or loss	414,123	401,514
Provisions and contingent liabilities	5,035	8,409
Other non-financial liabilities	13,970	14,834
Total liabilities	1,526,944	1,479,454
Equity
Share capital	334	346
Share premium	9,217	12,012
Treasury shares	(7,891)	(6,402)
Retained earnings	82,740	78,035
Other comprehensive income recognized directly in equity, net of tax	5,813	1,088
Equity attributable to shareholders	90,213	85,079
Equity attributable to non-controlling interests	271	494
Total equity	90,484	85,574
Total liabilities and equity	$ 1,617,427	$ 1,565,028